Document and Entity Information - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2018	Feb. 08, 2019	Jun. 30, 2018
Document and Entity Information
Entity Registrant Name	INTERNATIONAL BUSINESS MACHINES CORP
Entity Central Index Key	0000051143
Document Type	10-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 127.5
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		889,866,256
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	IBM